General (Details Textual) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
General (Textual)
Ordinary shares, par value	₪ 1	₪ 1
Formula's [Member]
General (Textual)
Ordinary shares, par value	₪ 1.0